PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of June 30, 2026 and December 31, 2025 consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Leasehold improvements	$135,124	$128,704
Office equipment	37,362	33,820
Total Costs	172,486	162,524
Accumulated depreciation	(72,231)	(45,071)
Carrying amount	$100,255	$117,453

During the six months ended June 30, 2026 and 2025, the Company incurred depreciation expense of $25,488 and $60,221, respectively.